Operating Costs and Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Costs And Other Expenses [Abstract]
Asset-based commission expenses	$ 1,126	$ 907	$ 861
Other commission expenses	1,042	1,020	1,074
John Hancock ceding commission and expense reimbursement write-off	0	0	(66)
Athene ceding commission	0	(1,202)	0
General and administrative expenses	863	819	835
Deferrals of acquisition costs	(789)	(737)	(797)
Operating costs and other expenses, net of deferrals	$ 2,242	$ 807	$ 1,907